Income Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Change in deferred tax expense (benefit)	$ 351,928	$ (373,105)
Deferred Income Tax Charges [Member]
Depreciation	75,625	(16,267)
Bad debts	6,827	(238,035)
Limited partnership amortization	75,454	177,184
Investment in CFS Partners	45,299	(127,863)
Deferred SBA PPP fees	1,492	2,761
Prepaid expenses	(1,606)	17,652
Deferred origination costs	167,448	0
Other	(3,591)	(172,665)
Change in deferred tax expense (benefit)	351,928	(373,105)
Securities valuation (OCI)	41,142	1,258,996
Total change in deferred taxes	$ 393,070	$ 885,891